Balance Sheets (Parenthetical)	Dec. 31, 2013	Sep. 20, 2013	Dec. 31, 2012
Statement of Financial Position [Abstract]
Common Stock Authorized	75,000,000		75,000,000
Common Stock Issued	44,886,000	75,000,000	44,886,000
Common Stock Outstanding	44,886,000		44,886,000
Preferred Stock Authorized	10,000,000		10,000,000
Preferred Stock Issued	7,000,000		7,000,000
Preferred Stock Outstanding	7,000,000	10,000,000	7,000,000